Long Term Debt - Related Parties (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2018	Oct. 30, 2018
Debt instrument maturity date			May 31, 2019
Long term debt related party		$ 522,552	$ 222,552	$ 522,552
Related Party Promissory Note [Member] | Nikul Panchal [Member]
Proceeds from issuance of promissory note	$ 300,000
Interest rate					10.00%
Debt instrument maturity date	Oct. 15, 2021
Related Party Promissory Note [Member] | Mr. Prashant Patel [Member]
Interest rate		6.00%
Debt instrument maturity date		Jul. 01, 2020
Long term debt related party		$ 122,552
Related Party Promissory Note [Member] | Mr. Suren Ajjarapu [Member]
Interest rate		6.00%
Debt instrument maturity date		Jul. 01, 2020
Long term debt related party		$ 100,000
Related Party Promissory Note [Member] | Specialty Pharmacy, LLC [Member] | Nikul Panchal [Member]
Proceeds from issuance of promissory note	$ 300,000
Interest rate	10.00%
Debt instrument maturity date	Oct. 31, 2021